DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Income Taxes
Schedule of deferred income and social contribution taxes

	12.31.22	12.31.21
Assets
Tax losses carryforward	2,800,162	2,822,754
Negative calculation basis (social contribution)	1,008,058	1,046,574

Temporary differences - Assets
Provisions for tax, civil and labor risks	420,470	458,229
Expected credit losses	183,504	184,643
Impairment on tax credits	57,083	64,297
Provision for other obligations	146,652	150,609
Employees' profit sharing	-	47,227
Write-down to net realizable value of inventories	48,744	27,934
Employees' benefits plan	138,451	148,990
Lease basis difference	132,841	95,563
Unrealized losses on derivatives, net	-	21,310
Other temporary differences	31,930	42,566
	4,967,895	5,110,696

Temporary differences - Liabilities
Goodwill amortization basis difference	(323,005)	(307,442)
Depreciation (useful life) basis difference	(947,303)	(895,407)
Business combination (1)	(1,003,955)	(920,214)
Monetary correction by Hyperinflation	(85,997)	-
Unrealized gains on derivatives, net	(73,998)	-
Unrealized fair value gains, net	(71,617)	(37,692)
Other temporary differences	(7,022)	(32,381)
	(2,512,897)	(2,193,136)

Total deferred taxes	2,454,998	2,917,560

Total Assets	2,566,461	2,941,270
Total Liabilities	(111,463)	(23,710)
	2,454,998	2,917,560
(1)	The deferred tax liability on business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.

Schedule of rollforward deferred tax

	12.31.22	12.31.21
Beginning balance	2,917,560	2,082,537
Deferred income taxes recognized in income from continuing operations	(208,060)	807,744
Deferred income taxes recognized in other comprehensive income	(175,110)	8,738
Deferred income taxes recognized in loss from discontinued operations	-	28,018
Deferred taxes recognized in accumulated losses - monetary correction by hyperinflation	(32,655)	-
Other (1)	(46,737)	(9,477)
Ending balance	2,454,998	2,917,560
(1)	Related to the foreign exchange variation effect on the balances in foreign companies.

Estimating realization of deferred tax credits

2023	413,147
2024	111,350
2025	229,380
2026	329,550
2027	430,581
2028 to 2030	1,323,780
2031 and 2032	970,432
3,808,220

Schedule of income and social contribution taxes reconciliation

	12.31.22	12.31.21	12.31.20

Loss before taxes - continued operations	(2,805,044)	(34,788)	1,352,234
Nominal tax rate	34%	34%	34%
Benefit at nominal rate	953,715	11,828	(459,759)
Adjustments to income taxes
Income from associates and joint ventures	366	8,626	-
Difference of tax rates on results of foreign subsidiaries	212,753	244,822	1,018,576
Difference of functional currency of foreign subsidiaries	(538,002)	(129)	1,142,762
Deferred tax assets not recognized (1)	(967,103)	(840,457)	(1,842,478)
Recognition of tax assets from previous years	(77,964)	1,025,000	361,000
Interest on taxes	83,235	104,789	-
Profits taxed by foreign jurisdictions	(31,400)	(33,455)	(63,252)
Share-based payment	(16,600)	(24,454)	(22,774)
Transfer price	(24,995)	(71,634)	(40,568)
Penalties	(5,320)	(11,042)	(5,261)
Tax paid on international subsidiaries	21,061	-	-
Investment grant	114,913	109,591	52,279
Other permanent differences	(10,293)	28,617	32,238
Total	(285,634)	552,102	172,763

Effective rate	-10.2%	1587.0%	-12.8%

Current tax	(77,574)	(255,642)	(77,373)
Deferred tax	(208,060)	807,744	250,136

(1)	Amount related to the non-recognition of deferred tax on tax losses carryforward in the Consolidated, due to limited capacity of realization (note 10.2).